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[ING FUNDS LETTERHEAD]

June 6, 2006

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: ING Investors Trust
    (File Nos. 33-23512; 811-5629)

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, enclosed for filing via the EDGAR system is a preliminary proxy statement, form of proxy card and voting instruction card, and other soliciting material for a Special Meeting of Shareholders ("Meeting") of ING Goldman Sachs Tollkeeper(SM) Portfolio ("Portfolio"), a series of ING Investors Trust ("Trust").

The Meeting is being held for the purpose of asking shareholders of the Portfolio to approve a proposed Sub-Advisory Agreement between Directed Services, Inc. and ING Investment Management Co.

Should you have any questions, please contact the undersigned at 480-477-2648.

Very truly yours,

/s/ Paul Caldarelli

Paul Caldarelli
Counsel
ING U.S. Legal Services

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